SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 62.8%
Communications - 1.5%
American Tower Corp.	2,300	610,443
Verizon Communications, Inc.	7,100	383,471

		993,914

Consumer Durables - 1.3%
Activision Blizzard, Inc.	3,425	265,061
YETI Holdings, Inc. *	7,300	625,537

		890,598

Consumer Non-Durables - 3.8%
Conagra Brands, Inc.	8,900	301,443
Constellation Brands, Inc.	2,275	479,320
Estee Lauder Cos., Inc. - Class A	2,275	682,341
Mondelez International, Inc.	7,875	458,167
NIKE, Inc.	2,225	323,137
PepsiCo, Inc.	2,475	372,265

		2,616,673

Consumer Services - 3.6%
Chegg, Inc. *	3,325	226,167
McDonald’s Corp.	2,300	554,553
Starbucks Corp.	4,850	535,004
Visa, Inc.	5,150	1,147,162

		2,462,886

Electronic Technology - 8.9%
Apple, Inc.	18,125	2,564,687
Applied Materials, Inc.	7,825	1,007,312
Broadcom, Inc.	1,865	904,394
Keysight Technologies, Inc. *	2,950	484,656
NVIDIA Corp.	5,140	1,064,802
Qualcomm, Inc.	1,625	209,593

		6,235,444

Finance - 4.3%
Ameriprise Financial, Inc.	2,250	594,270
Chubb, Ltd.	2,550	442,374
First Republic Bank	1,750	337,540
Goldman Sachs Group, Inc.	2,100	793,863
JPMorgan Chase & Co.	3,425	560,638
T Rowe Price Group, Inc.	1,550	304,885

		3,033,570

Health Services - 2.5%
HCA Healthcare, Inc.	2,625	637,140
UnitedHealth Group, Inc.	2,825	1,103,840

		1,740,980

Health Technology - 6.3%
Abbott Laboratories	3,550	419,362
AbbVie, Inc.	3,825	412,603
Bristol-Myers Squibb Co.	7,300	431,941
Dexcom, Inc. *	1,465	801,150
Intuitive Surgical, Inc. *	345	342,982
Johnson & Johnson	3,000	484,500
Medtronic, PLC	4,375	548,406
Thermo Fisher Scientific, Inc.	1,575	899,845

		4,340,789

Process Industries - 1.5%
Ecolab, Inc.	1,775	370,300
Linde, PLC	625	183,363

Name of Issuer	Quantity	Fair Value ($)

Sherwin-Williams Co.	1,800	503,514

		1,057,177

Producer Manufacturing - 3.4%
Honeywell International, Inc.	2,275	482,937
Motorola Solutions, Inc.	1,400	325,248
Northrop Grumman Corp.	500	180,075
Parker-Hannifin Corp.	975	272,629
Safran SA, ADR	11,550	366,019
Siemens AG, ADR	5,775	474,358
Trane Technologies, PLC	1,200	207,180

		2,308,446

Retail Trade - 6.0%
Amazon.com, Inc. *	610	2,003,874
CVS Health Corp.	5,800	492,188
Home Depot, Inc.	2,050	672,933
Netflix, Inc. *	500	305,170
TJX Cos., Inc.	6,550	432,169
Ulta Beauty, Inc. *	795	286,931

		4,193,265

Technology Services - 18.0%
Accenture, PLC	2,025	647,838
Adobe, Inc. *	1,300	748,436
Alphabet, Inc. - Class A *	620	1,657,582
Alphabet, Inc. - Class C *	205	546,389
Atlassian Corp., PLC *	2,150	841,553
Autodesk, Inc. *	1,900	541,823
DocuSign, Inc. *	525	135,151
Dynatrace, Inc. *	5,975	424,046
Facebook, Inc. *	3,065	1,040,230
Intuit, Inc.	1,200	647,412
Microsoft Corp.	7,800	2,198,976
Paycom Software, Inc. *	600	297,450
PayPal Holdings, Inc. *	3,300	858,693
Pinterest, Inc. *	3,225	164,314
RingCentral, Inc. *	350	76,125
salesforce.com, Inc. *	3,650	989,953
ServiceNow, Inc. *	560	348,471
Splunk, Inc. *	1,950	282,185
Twilio, Inc. *	400	127,620

		12,574,247

Transportation - 1.2%
FedEx Corp.	1,750	383,758
Union Pacific Corp.	2,050	401,820

		785,578

Utilities - 0.5%
NextEra Energy, Inc.	4,140	325,073

Total Common Stocks (cost: $23,059,800)		43,558,640

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds –32.5%
Asset-Backed Securities - 0.7%
Bayview Opportunity Master Fund 2017-SPL1 A, 4.00%, 10/28/64 1, [4]	35,987	36,703

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

New Century Home Equity Loan Trust 2005-A A4W, 4.72%, 8/25/35 [14]	1,004	1,006
OSCAR US Funding Trust VII, LLC 2017-2A A4, 2.76%, 12/10/24 [4]	38,930	39,199
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	22,632	24,761
2007-20H 1, 5.78%, 8/1/27	20,899	22,906
Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, [4]	132,753	133,575
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	102,550
2019-SJ3 A2, 3.00%, 11/25/59 1, [4]	125,000	125,193
2019-SJ1 A2, 4.17%, 11/25/58 1, [4]	10,868	10,853

		496,746

Collateralized Mortgage Obligations - 3.9%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	27,854	29,325
2003-34 A1, 6.00%, 4/25/43	29,748	33,639
2004-T1 1A1, 6.00%, 1/25/44	18,530	21,260
1999-17 C, 6.35%, 4/25/29	8,092	9,071
2001-82 ZA, 6.50%, 1/25/32	12,069	13,622
2009-30 AG, 6.50%, 5/25/39	34,961	40,992
2013-28 WD, 6.50%, 5/25/42	35,147	42,005
2004-T1 1A2, 6.50%, 1/25/44	56,389	65,533
2004-W9 2A1, 6.50%, 2/25/44	33,127	38,431
2010-108 AP, 7.00%, 9/25/40	790	919
2004-T3 1A3, 7.00%, 2/25/44	5,960	7,042
1993-21 KA, 7.70%, 3/25/23	7,974	8,249
Freddie Mac:
4293 BA, 5.27%, 10/15/47 [1]	11,711	13,431
2122 ZE, 6.00%, 2/15/29	44,974	51,037
2126 C, 6.00%, 2/15/29	26,204	29,421
2480 Z, 6.00%, 8/15/32	28,021	31,891
2485 WG, 6.00%, 8/15/32	28,667	32,898
2575 QE, 6.00%, 2/15/33	13,814	15,768
2980 QA, 6.00%, 5/15/35	14,174	16,082
2283 K, 6.50%, 12/15/23	2,187	2,293
2357 ZJ, 6.50%, 9/15/31	17,792	20,151
4520 HM, 6.50%, 8/15/45	18,250	21,616
3704 CT, 7.00%, 12/15/36	12,262	14,730
2238 PZ, 7.50%, 6/15/30	10,930	12,895
Government National Mortgage Association:
2021-27 CW, 5.00%, 2/20/51 [1]	166,989	197,253
2021-86 WB, 5.13%, 5/20/51 [1]	193,896	223,624
2021-104 HT, 5.50%, 6/20/51	199,008	234,804
2021-27 AW, 5.90%, 2/20/51 [1]	238,657	285,830
2015-80 BA, 6.99%, 6/20/45 [1]	16,532	18,980
2018-147 AM, 7.00%, 10/20/48	46,784	51,605
2018-160 DA, 7.00%, 11/20/48	43,930	49,581
2014-69 W, 7.21%, 11/20/34 [1]	19,994	23,193
2013-133 KQ, 7.31%, 8/20/38 [1]	21,257	24,974
2005-74 HA, 7.50%, 9/16/35	4,386	4,648
JP Morgan Mortgage Trust:
2021-3 A4, 2.50%, 7/1/51 1, [4]	171,116	173,863
2021-6 A4, 2.50%, 10/25/51 1, [4]	372,927	379,614
2019-HYB1 A5A, 3.00%, 10/25/49 1, [4]	57,921	58,699
2020-8 A3, 3.00%, 3/25/51 1, [4]	27,934	28,534
New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	53,140	57,387

Name of Issuer	Principal Amount ($)	Fair Value ($)

PMT Loan Trust: 2013-J1 A11, 3.50%, 9/25/43 1, [4]	39,491	40,067
Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	66,343	68,113
2019-5 A4, 3.50%, 12/25/49 1, [4]	12,400	12,420
2020-2 A4, 3.50%, 3/25/50 1, [4]	23,441	23,559
Vendee Mortgage Trust:
1994-2 2, 5.41%, 5/15/24 [1]	2,703	2,709
2008-1 B, 6.08%, 3/15/25 [1]	8,919	10,168
Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, 4	54,029	54,610
2020-2 A17, 3.00%, 12/25/49 1, [4]	44,913	45,553
2020-2 A3, 3.00%, 12/25/49 1, [4]	26,551	26,757

		2,668,846

Corporate Bonds - 11.5%
Alaska Airlines, 4.80%, 8/15/27 [4]	184,322	205,176
American Airlines, 3.20%, 6/15/28	78,700	79,167
American Equity Investment Life Holding Co., 5.00%, 6/15/27	75,000	86,335
AXIS Specialty Finance, 3.90%, 7/15/29	100,000	109,134
Baker Hughes a GE Co., LLC, 3.34%, 12/15/27	200,000	218,159
Bank of America Corp., 3 Mo. Libor + 1.04, 3.42%, 12/20/28 [1]	200,000	216,647
Booking Holdings, Inc., 4.63%, 4/13/30	150,000	178,122
British Airways 2020-1 Class B Pass Through Trust, 8.38%, 11/15/28 [4]	55,766	65,460
Cabot Corp., 3.40%, 9/15/26	183,000	194,998
Canadian Pacific Railway Co., 7.13%, 10/15/31	100,000	138,384
Charles Stark Draper Laboratory, Inc., 4.39%, 9/1/48	100,000	113,552
CNO Financial Group, Inc., 5.25%, 5/30/29	100,000	117,181
Concho Resources, Inc., 2.40%, 2/15/31	200,000	196,044
ConocoPhillips Co., 6.95%, 4/15/29	125,000	166,940
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	130,161	163,780
Delta Air Lines 2015-1 Class A Pass Through Trust, 3.88%, 7/30/27	147,826	154,230
Delta Air Lines, Inc./SkyMiles, 4.75%, 10/20/28 [4]	200,000	222,982
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	23,367	23,453
Doric Nimrod Air Finance Alpha 2012-1 Trust, 5.13%, 11/30/22 [4]	15,982	15,937
Duke Energy Florida, LLC, 2.54%, 9/1/29	105,000	110,676
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	163,478
Equifax, Inc., 6.90%, 7/1/28	150,000	189,760
Equinor ASA, 7.15%, 11/15/25	150,000	184,073
Fairfax Financial Holdings, Ltd., 7.75%, 7/15/37	150,000	206,929
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34	283,958	280,298
Flex, Ltd., 4.88%, 5/12/30	200,000	231,766
Halliburton Co., 2.92%, 3/1/30	150,000	154,976
ITT, LLC, 7.40%, 11/15/25	25,000	29,923
JetBlue Airways, 4.00%, 11/15/32	241,820	262,780
Johnson & Johnson, 3.55%, 3/1/36	150,000	173,253

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

JPMorgan Chase & Co., 8.75%, 9/1/30	100,000	148,821
JPMorgan Chase & Co., 3 Mo. Libor + 0.95%, 3.51%, 1/23/29 [1]	50,000	54,420
Lincoln National Corp., 7.00%, 6/15/40	100,000	152,516
Mercury General Corp., 4.40%, 3/15/27	100,000	112,068
Motorola Solutions, Inc., 2.75%, 5/24/31	225,000	229,354
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13%, 3.38%, 5/8/32 [1]	200,000	215,187
PacifiCorp, 7.70%, 11/15/31	150,000	218,017
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	100,000	124,816
Principal Financial Group, Inc., 3 Mo. Libor + 3.04%, 3.17%, 5/15/55 [1]	100,000	100,232
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	128,313
Simon Property Group LP, 2.45%, 9/13/29	150,000	153,087
Southwest Airlines Co., 2.63%, 2/10/30	185,000	187,467
Spirit Airlines, 4.10%, 4/1/28	119,691	125,174
Suncor Energy, Inc., 5.35%, 7/15/33	63,000	77,085
Tennessee Gas Pipeline Co., LLC, 7.00%, 10/15/28	213,000	274,792
Tyco Intl. Finance, 3.90%, 2/14/26	200,000	215,064
United Airlines 2013-1 Class A Pass Through Trust, 4.30%, 8/15/25	163,240	175,198
United Airlines 2018-1 Class AA Pass Through Trust, 3.50%, 3/1/30	300,538	316,733
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	144,166	145,620
Unum Group, 7.25%, 3/15/28	25,000	31,721
WestRock MWV, LLC, 7.95%, 2/15/31	100,000	141,947

		7,981,225

Federal Home Loan Mortgage Corporation - 0.2%
6.50%, 2/1/22	13	13
7.50%, 7/1/29	83,450	96,104
8.00%, 2/1/34	9,947	11,602
8.50%, 9/1/24	2,107	2,126

		109,845

Federal National Mortgage Association - 0.5%
5.50%, 10/1/33	38,552	43,150
6.50%, 2/1/24	7,486	7,733
6.50%, 9/1/27	26,877	30,196
6.50%, 6/1/40	81,747	93,323
7.00%, 1/1/32	9,708	10,554
7.00%, 3/1/33	15,431	17,220
7.00%, 12/1/38	24,389	26,936
8.00%, 6/1/24	5,064	5,362
8.00%, 1/1/31	7,500	7,566
8.00%, 2/1/31	16,450	19,952
8.00%, 9/1/37	39,997	45,696
8.43%, 7/15/26	2,021	2,051
8.50%, 10/1/30	17,364	19,951
10.00%, 6/1/31	21,543	23,803

		353,493

Government National Mortgage Association - 0.2%
5.00%, 5/20/48	46,805	51,120
5.75%, 12/15/22	5,377	5,445
6.50%, 11/20/38	14,518	16,497
7.00%, 12/15/24	5,856	6,184
7.00%, 11/20/27	8,513	9,548
7.00%, 9/20/29	22,780	25,918

Name of Issuer	Principal Amount ($)	Fair Value ($)

7.00%, 9/20/38	8,417	10,000
7.50%, 4/20/32	16,849	18,771
8.00%, 7/15/24	1,578	1,613

		145,096

Taxable Municipal Securities - 9.3%
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	30,000	30,000
Chicago Park Dist., 2.53%, 1/1/34	235,000	229,038
Chino Public Fin. Auth., 1.99%, 9/1/27	150,000	153,642
City of Encinitas CA, 1.45%, 9/1/27	250,000	246,208
CO Health Facs. Auth., 4.48%, 12/1/40	150,000	158,347
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	222,726
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	201,120
Essex Co. Impt. Auth., 3.97%, 8/1/30 [4]	200,000	199,986
GBG, LLC, 3.50%, 6/1/37 4, 9	150,000	153,336
Great Lakes Water Auth. Sewage Disposal System, 3.51%, 7/1/44	150,000	159,487
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	102,012
KS Dev. Finance Auth. Rev., 2.77%, 5/1/51	250,000	245,135
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	221,359
Louisiana State Trans. Auth., 1.45%, 2/15/27	300,000	295,911
Madison Co. Comm. Sch. Dist. No. 7, 1.90%, 12/1/30	150,000	145,797
Massachusetts Edu. Auth.
4.00%, 1/1/32	50,000	51,479
4.41%, 7/1/34	30,000	32,606
MI State Hsg. Dev. Auth., 2.66%, 12/1/41	300,000	292,923
MN Hsg. Fin. Agy.
2.31%, 1/1/27	165,000	165,103
4.73%, 1/1/49	30,000	30,900
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	100,000	106,360
NJ Turnpike Auth., 1.71%, 1/1/29	200,000	197,978
No. Dakota Hsg. Fin. Auth., 3.70%, 7/1/33	100,000	104,523
NY City Hsg. Dev. Corp., 2.65%, 11/1/36	100,000	99,751
NY Mortgage Agency, 2.98%, 10/1/40	150,000	147,679
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	196,930
Oregon State Fac. Auth.
2.68%, 7/1/31	350,000	354,088
3.29%, 10/1/40	100,000	100,084
Public Fin. Auth., 4.23%, 7/1/32	105,000	121,605
South Carolina Student Loan Corp., 2.92%, 12/1/28	200,000	200,886
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	126,189
Texas Trans. Comm. State Highway, 5.18%, 4/1/30	150,000	182,949
Tulane University, 0.43%, 2/15/36 [1]	85,000	79,445
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	201,357
VA Hsg. Dev. Auth., 2.13%, 7/25/51	250,000	247,538
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	250,000	249,488
Warren Consol. Schools, 1.85%, 5/1/31	250,000	245,355
Wichita Falls, 1.65%, 9/1/28	145,000	142,899

		6,442,219

U.S. Treasury / Federal Agency Securities - 6.2%
U.S. Treasury Strip 2.18%, 8/15/47 [6]	375,000	215,185

SEPTEMBER 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury Bonds
1.25%, 8/15/31	550,000	535,992
1.63%, 5/15/31	225,000	227,356
2.00%, 2/15/50	450,000	440,842
2.00%, 8/15/51	100,000	97,984
2.38%, 5/15/51	300,000	319,219
United States Treasury Inflation Bonds
0.13%, 1/15/23	2,040,227	2,109,217
0.13%, 1/15/30	106,110	116,453
0.13%, 7/15/30	106,479	117,324
0.25%, 2/15/50	132,735	148,684

		4,328,256

Total Bonds (cost $22,287,764)		22,525,726

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 2.6%
BlackRock Enhanced Government Fund	4,886	61,612
BlackRock Income Trust	19,400	118,340
DoubleLine Opportunistic Credit Fund	10,411	205,305
Eaton Vance Short Duration Div. Inc. Fund	6,641	88,524
Eaton Vance, Ltd. Duration Inc. Fund	15,700	206,926
Franklin, Ltd. Duration, Income Trust	1,300	11,817
MFS Intermediate Income Trust	24,500	88,690
Nuveen Multi-Market Income Fund, Inc.	3,953	29,675
Nuveen Preferred & Income Securities Fund	10,400	101,920
Putnam Master Intermediate Income Trust	67,300	273,911
Putnam Premier Income Trust	95,775	437,692
WA Inflation-Linked Opp. & Inc. Fund	4,709	62,583
WA Inflation-Linked Sec. & Inc. Fund	10,953	150,932

Total Investment Companies (cost: $1,758,608)		1,837,927

Short-Term Securities - 1.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $1,283,075)	1,283,075	1,283,075

Total Investments in Securities - 99.8% (cost $48,389,247)		69,205,368

Other Assets and Liabilities, net - 0.2%		145,023

Total Net Assets - 100.0%		$69,350,391

4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Balanced Fund (Continued)

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2021 was $2,969,976 and represented 4.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2021, 0.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2021 was $153,336 and represented 0.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2021.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	43,558,640	—	—	43,558,640
Asset-Backed Securities	—	496,746	—	496,746
Collateralized Mortgage Obligations	—	2,668,846	—	2,668,846
Corporate Bonds	—	7,981,225	—	7,981,225
Federal Home Loan Mortgage Corporation	—	109,845	—	109,845
Federal National Mortgage Association	—	353,493	—	353,493
Government National Mortgage Association	—	145,096	—	145,096
Taxable Municipal Securities	—	6,442,219	—	6,442,219
U.S. Treasury / Federal Agency Securities	—	4,328,256	—	4,328,256
Investment Companies	1,837,927	—	—	1,837,927
Short-Term Securities	1,283,075	—	—	1,283,075

Total:	46,679,642	22,525,726	—	69,205,368

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2021	5